Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Core Growth Fund
--------------------------------------------------------------------------------

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

Since-Inception Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Period Ended 12/31/03                                                   9/30/03
--------------------------------------------------------------------------------
Institutional Large-Cap Core Growth Fund                                  11.30%

S&P 500 Stock Index                                                       12.18

Russell 1000 Growth Index                                                 10.41

Lipper Large-Cap Core Funds Index                                         10.86

Lipper Large-Cap Growth Funds Index                                       10.09

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

Dear Shareholder,
We are pleased to report that the Institutional Large-Cap Core Growth Fund generated solid results for the three-month period ended December 31, 2003. The portfolio's 11.30% return since inception on September 30, 2003, outpaced the style-specific Russell 1000 Growth Index and trailed the S&P 500 Stock Index as shown in the table. The fund's best returns were from holdings in the information technology and financial sectors.

The fund's investment objective is to provide long-term capital growth through investments in the common stocks of large-cap growth companies. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings and cash flow growth.

[Graphic Omitted]

Major Index Returns

Period Ended 12/31/03
3-Month Return

S&P 500 Stock Index                                                          12%

S&P MidCap 400 Index                                                         13%

Russell 2000 Index                                                           15%

Nasdaq Composite                                                             12%

The Major Index Returns chart shows how various domestic stock market benchmarks performed over the past three months. As you can see, domestic stocks registered solid returns, with the small-cap Russell 2000 Index showing the best results. Mid-cap stocks outperformed large-cap stocks, as represented by the S&P 500 Stock Index, and the tech-heavy Nasdaq Composite.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                                     Percent of
                                                                     Net Assets
                                                                       12/31/03
--------------------------------------------------------------------------------
Financials                                                                 23.9%

Information Technology                                                     21.8

Health Care                                                                17.7

Consumer Discretionary                                                     13.9

Industrials and Business Services                                           8.5

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financials were the largest sector allocation at 23.9% of net assets. The information technology, health care, and consumer discretionary sectors each account for a double-digit weighting in the portfolio. In total, our five largest sectors represent nearly 86% of total net assets.

Best and Worst Contributors
--------------------------------------------------------------------------------
Since Inception 9/30/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------
Maxim Integrated Products

Pfizer

UnitedHealth Group

Danaher

Cisco Systems


WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Wyeth

MedImmune

Amgen

Colgate-Palmolive

Kohl's

The Best and Worst Contributors table shows the stocks that had the greatest impact on the fund's performance during the past three months. Pfizer, UnitedHealth Group, Danaher, and Cisco Systems are among the fund's 10 largest holdings. Maxim Integrated Products narrowly missed that designation and was the 11th largest holding on December 31. Health care sector holdings Wyeth and MedImmune were the portfolio's worst detractors.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

January 29, 2004

Financial Highlights

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

                                                         For a share outstanding
                                                           throughout the period
                                                         -----------------------
                                                                        9/30/03
                                                                        Through
                                                                       12/31/03
NET ASSET VALUE

Beginning of period                                        $            10.00

Investment activities
  Net investment income (loss)                                           0.01*

  Net realized and
  unrealized gain (loss)                                                 1.12

  Total from
  investment activities                                                  1.13

Distributions
  Net investment income                                                 (0.01)

  Net realized gain                                                      --

  Total distribution                                                    (0.01)

NET ASSET VALUE

End of period                                              $            11.12
                                                           ------------------

Ratios/Supplemental Data

Total return^                                                           11.30%*

Ratio of total expenses to
average net assets                                                       0.65%*!

Ratio of net investment
income (loss) to average
net assets                                                               0.70%*!

Portfolio turnover rate                                                   8.6%!

Net assets, end of period
(in thousands)                                             $            19,774

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 4/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
Common Stocks  99.1%

CONSUMER DISCRETIONARY  13.9%

Automobiles  1.0%

Harley-Davidson                                      4,100                  195

                                                                            195

Hotels, Restaurants & Leisure  1.8%

Carnival                                             4,350                  173

International Game Technology                        4,900                  175

                                                                            348

Internet & Catalog Retail  0.6%

eBay *                                               1,700                  110

                                                                            110

Media  7.1%

Clear Channel Communications                         6,700                  314

Comcast, Class A *                                   7,200                  225

Disney                                               7,000                  163

Omnicom                                              1,000                   87

Scripps, Class A                                       800                   75

Time Warner *                                        8,500                  153

Viacom, Class B                                      8,800                  391

                                                                          1,408

Multiline Retail  1.4%

Kohl's *                                             1,350                   61

Target                                               5,900                  226

                                                                            287

Specialty Retail  2.0%

Best Buy                                             2,250                  118

Home Depot                                           7,900                  280

                                                                            398

Total Consumer Discretionary                                              2,746

CONSUMER STAPLES  6.7%

Beverages  2.2%

Coca-Cola                                            4,750                  241

PepsiCo                                              4,050                  189

                                                                            430

Food & Staples Retailing  1.8%

Wal-Mart                                             5,540                  294

Walgreen                                             1,700                   62

                                                                            356

Food Products  0.4%

General Mills                                        1,700                   77

                                                                             77

Household Products  1.4%

Colgate-Palmolive                                    1,800                   90

Procter & Gamble                                     1,800                  180

                                                                            270

Tobacco  0.9%

Altria Group                                         3,400                  185

                                                                            185

Total Consumer Staples                                                    1,318

ENERGY  4.2%

Energy Equipment & Services  2.9%

Baker Hughes                                         4,900                  158

BJ Services *                                        1,200                   43

Schlumberger                                         4,750                  260

Smith International *                                2,700                  112

                                                                            573

Oil & Gas  1.3%

Exxon Mobil                                          6,400                  262

                                                                            262

Total Energy                                                                835


FINANCIALS  23.9%

Capital Markets  7.7%

Bank of New York                                     2,400                   79

Charles Schwab                                       3,100                   37

Franklin Resources                                   2,950                  154

Goldman Sachs Group                                  2,250                  222

Legg Mason                                           1,800                  139

Mellon Financial                                     6,500                  209

Merrill Lynch                                        2,400                  141

Morgan Stanley                                       3,300                  191

Northern Trust                                       1,600                   74

State Street                                         5,400                  281

                                                                          1,527

Commercial Banks  2.9%

Bank of America                                      2,700                  217

U.S. Bancorp                                         4,700                  140

Wells Fargo                                          3,800                  224

                                                                            581

Consumer Finance  1.6%

American Express                                     3,250                  157

SLM Corporation                                      4,000                  150

Diversified Financial Services  4.1%

Citigroup                                           16,700                  810

                                                                            810

Insurance  4.7%

American International Group                         6,650                  441

Hartford Financial Services                          2,600                  153

Marsh & McLennan                                     4,650                  223

Travelers Property Casualty,
  Class A                                            6,600                  111

                                                                            928

Thrifts & Mortgage Finance  2.9%



Fannie Mae                                           3,400                  255

Freddie Mac                                          5,500                  321

                                                                            576

Total Financials                                                          4,729

HEALTH CARE  17.7%

Biotechnology  2.1%

Amgen *                                              3,730                  231

Biogen Idec *                                        1,400                   51

Genentech *                                            900                   84

MedImmune *                                          1,700                   43

                                                                            409

Health Care Equipment & Supplies  1.2%

Medtronic                                            4,200                  204

Stryker                                                450                   39

                                                                            243

Health Care Providers & Services  5.0%

AmerisourceBergen                                      900                   50

Cardinal Health                                      1,900                  116

UnitedHealth Group                                   9,400                  547

WellPoint Health Networks *                          2,800                  272

                                                                            985

Pharmaceuticals  9.4%

Abbott Laboratories                                  4,100                  191

Eli Lilly                                            2,600                  183

Forest Laboratories *                                2,950                  182

Johnson & Johnson                                    6,450                  333

Pfizer                                              19,700                  696

Wyeth                                                6,450                  274

                                                                          1,859

Total Health Care                                                         3,496

INDUSTRIALS & BUSINESS SERVICES  8.5%

Aerospace & Defense  0.3%

General Dynamics                                       600                   54

                                                                             54

Air Freight & Logistics  0.8%

UPS, Class B                                         2,150                  160

                                                                            160

Commercial Services & Supplies  1.0%

Apollo Group, Class A *                              1,700                  115

Waste Management                                     2,800                   83

                                                                            198

Industrial Conglomerates  4.4%

3M                                                   1,340                  114

General Electric                                    13,700                  425

Tyco International                                  12,500                  331

                                                                            870


Machinery  2.0%

Danaher                                              4,270                  392

                                                                            392

Total Industrials & Business Services                                     1,674


INFORMATION TECHNOLOGY  21.8%

Communications Equipment  3.6%

Cisco Systems *                                     19,000                  461

Nokia ADR                                            5,800                   99

QUALCOMM                                             2,700                  146

                                                                            706

Computer & Peripherals  2.5%

Dell *                                               7,900                  268

IBM                                                  1,100                  102

Lexmark International, Class A *                     1,700                  134

                                                                            504

Internet Software & Services  0.6%

InterActiveCorp *                                    3,700                  125

                                                                            125

IT Services  2.5%

First Data                                           7,400                  304

Fiserv *                                             2,200                   87

Paychex                                              3,000                  112

                                                                            503

Semiconductor & Semiconductor Equipment  6.8%

Analog Devices                                       4,750                  217

Applied Materials *                                  3,700                   83

Intel                                               10,700                  345

Maxim Integrated Products                            7,000                  349

Texas Instruments                                    6,000                  176

Xilinx *                                             4,400                  170

                                                                          1,340

Software  5.8%

Adobe Systems                                        2,800                  110

Intuit *                                             3,500                  185

Microsoft                                           24,000                  661

Symantec *                                           2,600                   90

VERITAS Software *                                   2,600                   97

                                                                          1,143

Total Information Technology                                              4,321


TELECOMMUNICATION SERVICES  2.4%

Wireless Telecommunication Services  2.4%

Nextel Communications, Class A *                     4,500                  126

Vodafone ADR                                        14,400                  361

Total Telecommunication Services                                            487

Total Common Stocks (Cost  $18,582)                                      19,606

Short-Term Investments  0.7%

Money Market Fund  0.7%

T. Rowe Price Reserve
  Investment Fund, 1.13% #                         138,052                  138

Total Short-Term Investments

(Cost  $138)                                                                138

Total Investments in Securities

99.8% of Net Assets (Cost $18,720)                                      $19,744
                                                                        -------

ss.  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

December 31, 2003

($ 000s)

Assets

Investments in securities, at value (cost $18,720)         $             19,744

Other assets                                                                 42

Total assets                                                             19,786

Liabilities

Total liabilities                                                            12

NET ASSETS                                                 $             19,774
                                                           --------------------

Net Assets Consist of:

Net unrealized gain (loss)                                 $              1,024

Paid-in-capital applicable to 1,777,582 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       18,750

NET ASSETS                                                 $             19,774
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.12
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

($ 000s)

                                                                       09/30/03
                                                                       Through
                                                                       12/31/03

Investment Income (Loss)

Dividend income                                            $                 22

Expenses
  Custody and accounting                                                     20

  Investment management                                                       9

  Legal and audit                                                             5

  Prospectus and shareholder reports                                          1

  Directors                                                                   1

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                               (9)

    Expenses (reimbursed by) repaid to manager                              (17)

  Net expenses                                                               10

Net investment income (loss)                                                 12

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                        2

Change in net unrealized gain (loss) on securities                        1,024

Net realized and unrealized gain (loss)                                   1,026

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,038
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

($ 000s)

                                                                       9/30/03
                                                                       through
                                                                       12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income                                    $                 12

  Net realized gain (loss)                                                    2

  Change in net unrealized gain or loss                                   1,024

  Increase (decrease) in net assets from operations                       1,038

Distributions to shareholders
  Net investment income                                                     (18)

Capital share transactions *
  Shares sold                                                            18,752

  Distributions reinvested                                                    2

  Increase (decrease) in net assets from capital
  share transactions                                                     18,754

Net Assets

Increase (decrease) during period                                        19,774

Beginning of period                                                        --

End of period                                              $             19,774
                                                           --------------------

*Share information
  Shares sold                                                             1,778

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 30, 2003. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

In-Kind Subscriptions
Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended December 31, 2003, the fund accepted $16,620,000 of in-kind subscriptions from a T. Rowe Price-managed account.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,774,000 and $138,000, respectively, for the year ended
December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $18,000 and were characterized as ordinary. At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                              $1,081,000

Unrealized depreciation                                                 (57,000)

Net unrealized appreciation (depreciation)                            1,024,000

Paid-in capital                                                      18,750,000

Net assets                                                 $         19,774,000
                                                           --------------------

Undistributed net investment income                        $              6,000

Undistributed net realized gain                                          (2,000)

Paid-in capital                                                          (4,000)

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

At December 31, 2003, the cost of investments for federal income tax purposes was $18,720,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $25,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $16,000 for the year ended December 31, 2003, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Large-Cap Core Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Large-Cap Core Growth Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $2,000 from short-term capital gains.

For taxable non-corporate shareholders, $18,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $18,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Core Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

About the Fund's Directors and Officers


Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
1996

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(4/9/38)
1996

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to
present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------
F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The
Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos**
(8/2/33)
1996

Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------
Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Institutional Large-Cap Core Growth Fund

Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
James A.C. Kennedy, CFA
(8/15/53)
1997
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
1996
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services,
Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional Equity Funds
--------------------------------------------------------------------------------
M. David Testa, CFA, CIC (4/22/44)
1996
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited
and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company; President, Institutional Equity Funds
--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------
Preston G. Athey, CFA, CIC (7/17/49)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Stephen V. Booth (6/21/61)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)
Treasurer, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Anna M. Dopkin, CFA (9/5/67)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)
Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Institutional Large-Cap Core Growth Fund Certified Annual Report

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Thomas J. Huber, CFA (9/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
John D. Linehan, CFA (1/21/65)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)
Secretary, Institutional Equity Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Gregory A. McCrickard, CFA (10/19/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph M. Milano, CFA (9/14/72)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Charles G. Pepin (4/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Larry J. Puglia, CFA, CPA (8/25/60)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Robert W. Sharps, CFA, CPA (6/10/71)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Robert W. Smith (4/11/61)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
John F. Wakeman (11/25/62)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
David J. Wallack (7/2/60)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Julie L. Waples (5/12/70)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Richard T. Whitney, CFA (5/7/58)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $3,125                   N/A
     Audit-Related Fees                          --                   N/A
     Tax Fees                                   811                   N/A
     All Other Fees                              --                   N/A

The registrant commenced operations on September 30, 2003. Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004